Receivable from the Sale of Discontinued Operations	12 Months Ended
Dec. 31, 2020
Receivable From Sale Of Discontinued Operations
Receivable from the Sale of Discontinued Operations
3.	RECEIVABLE FROM THE SALE OF DISCONTINUED OPERATIONS

On November 8, 2019, the Company sold 100% of the issued and outstanding shares of DenseLight for $26,000,000. The Company received $8,000,000 upon the consummation of the sale with the remaining $18,000,000 expected over three tranche payments in 2020. Payments received in the first quarter were as follows: $4,750,000 received on February 14, 2020 and $8,250,000 received on March 30, 2020.

The Company received payments of $1,500,000 and $1,000,000 on June 29, 2020 and July 3, 2020 respectively. After taking into consideration the length of time it had taken the Buyer to make the foregoing payments and the Company’s expectations regarding the likelihood of receiving an additional payment, the Company determined that it was in its best interest to accept partial payments as final payment on the Company’s receivable. As a result, the Company recognized a credit loss of $2,500,000 during the year ended December 31, 2020 (nil - 2019 and nil - 2018).